Discontinued Operations - Profit and loss statement for the KSA Business for periods when it was a fully consolidated subsidiary of Seadrill (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Selling, general and administrative expenses		$ (6)	$ (54)	$ (74)	$ (67)
Reorganization items, net		3,683	(15)	0	(296)
Profit/(loss) before income taxes		33	(274)	0	15
Net income/(loss) after tax from discontinued operations		(33)	274	0	(15)
Vessel and rig operating expenses (1)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel and rig operating expenses	[1]	(76)	(445)	(705)	(612)
KSA Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract revenues		18	86	0	101
Total operating revenues		18	86	0	101
Depreciation and amortization		(4)	(22)	0	(28)
Selling, general and administrative expenses		(1)	(8)	0	(10)
Total operating expenses		(15)	(75)	0	(102)
Operating profit/(loss)		3	11	0	(1)
Reorganization items, net		(32)	0	0	(14)
Other financial items		0	(1)	0	0
Profit/(loss) before income taxes		(29)	10	0	(15)
Income tax expense		0	(2)	0	(5)
Net income/(loss) after tax from discontinued operations		(29)	8	0	(20)
KSA Business | Vessel and rig operating expenses (1)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel and rig operating expenses		$ (10)	$ (45)	$ 0	$ (64)

[1]	Includes revenue received from related parties of $298 million, $216 million, $19 million and $189 million, and costs paid to related parties of nil, nil, $3 million, and $70 million for the year ended December 31, 2023, periods February 23, 2022 through December 31, 2022 (Successor), January 1, 2022 through February 22, 2022, and the year ended December 31, 2021 (Predecessor), respectively. Refer to Note 26 – "Related party transactions" for further details.